Note 14 - Goodwill	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of goodwill [text block]
14.	GOODWILL
	2019	2018

Balance at the end of the previous year	34,276.2	31,401.9
Effect of movements in foreign exchange	16.1	1,224.8
Effect of application of IAS 29 (hyperinflation)	691.2	1,686.5
Acquisition, (write-off) and disposal through business combinations	26.4	(37.0)
Balance at the end of the year	35,009.9	34,276.2

The carrying amount of goodwill was allocated to the different cash-generating units as follows:

	Functional currency	2019	2018

Brazil	BRL	17,694.8	17,668.4
Goodwill		102,937.4	102,911.0
Non-controlling transactions (i)		(85,242.6)	(85,242.6)

CAC:
Dominican Republic	DOP	3,476.9	3,510.1
Cuba (ii)	USD	–	2.0
Panama	PAB	1,400.5	1,346.3

Latin America - South:
Argentina	ARS	1,972.2	1,950.7
Bolivia	BOB	1,425.7	1,370.6
Chile	CLP	47.3	48.7
Paraguay	PYG	836.6	873.2
Uruguay	UYU	160.1	177.4

Canada	CAD	7,995.8	7,328.8
		35,009.9	34,276.2

(i) This refers to the exchange of shareholdings transaction in
2013
as a result of the adoption of the predecessor basis of accounting.

(ii) The functional currency of Cuba, the Cuban convertible peso (CUC), has a fixed parity with the dollar (USD) at the balance sheet date.

Annual impairment testing

The Company completed its annual impairment test for goodwill based on the assumptions described below, and concluded that no
impairment charge was warranted.

The Company cannot predict whether an event that triggers impairment will occur, when it will occur or how it will affect the value of the asset reported. The Company believes that all of its estimates are reasonable, are consistent with the Company’s internal reporting and reflect management’s best estimates. However, inherent uncertainties exist that management may
not
be able to control. While changes in estimates could have a material impact on the calculation of the fair values, and trigger impairment, the Company, based on the sensitivity analysis performed, is not
aware of any reasonably possible change in a key assumption that would cause a business unit’s carrying amount to exceed its recoverable amount.

Goodwill impairment testing relies on a number of critical judgments, estimates and assumptions. Goodwill, which accounted for approximately
34%
of total assets, as at
December 31, 2019 (
36%
as at
December 31, 2018)
is tested for impairment at the cash-generating unit level at least annually. The cash-generating unit level is the lowest level at which goodwill is monitored for internal management purposes. When a business combination occurs, goodwill is allocated, from the acquisition date, to each business unit that is expected to benefit from the synergies of the combination.

The methodology used by the Company to determine the recoverable value of all its CGUs is the net fair value of selling expenses, using multiples of the profit before financial result, income tax and depreciation and amortization expenses (“EBITDA”), observed in the market for previous comparable business transactions in the domestic and international brewing industry. The values used by the Company for this approach are based on external sources of information. This measurement is classified at Level
2
of the fair value hierarchy, since the main source of information used by the Company to determine the recoverable value was the EBITDA multiples of observed transactions involving comparable businesses. As part of this multiples analysis, the Company has established that CGUs with an invested capital that exceeds seven
times their EBITDA should have their recoverable value determined using the value-in-use approach, to determine whether it exceeds their carrying amount. In the last analysis carried out by the Company, only Chile met this criterion.

However, for the CGUs Brazil, Dominican Republic and Chile, the Company also used discounted cash flow projections to determine the recoverable amount, in order to corroborate the conclusions reached by applying the fair value less cost of disposal approach, the carrying amount of these CGUs does not
exceed their recoverable value. The selection of these CGUs considered quantitative and qualitative aspects, since CGU Brasil is the most representative for the Company, the CGU Dominican Republic already had cash flow projections, used to determine the fair value of the issued in favor of ELJ (see Note
21
(
d.4
) for further details on the ELJ put option), and for CGU Chile which have reached the pre-determined multiple of EBITDA.

The key judgments, estimates and key assumptions used in the discounted free cash flow calculations for these CGUs were as follow:

▪	The first year of the model is based on management's best estimate of the free cash flow outlook for the current year;

▪	In the
second
year of the model, the free cash flow is based on AB InBev's strategic plan, as approved by key management. AB InBev's strategic plan is prepared per country, and is based on external sources of macro-economic assumptions, industry trends, inflation and foreign exchange rates, past experience and identified initiatives in terms of market share, revenue, variable and fixed costs, capital expenditure and working capital assumptions;

▪	From the third to the fourth year of the model, the cash flow is extrapolated using the growth rate for the second year for each CGU;

▪	From the
fifth
to the
tenth
year of the model, as well as in perpetuity, the cash flow is extrapolated using expected long-term consumer price indices and the growth of the beer market, based on external sources specific to each CGU;

▪	Projections are made in the functional currency of the business unit and discounted at the unit's weighted average cost of capital (“WACC”), considering sensitivities on this metric.

For our cash flow analysis, the growth rate applied ranged from
1.5%
to
3.1%.

The WACC applied in R$ for each CGU was as follows:

CGU	2019
Dominican Republic	12.06%
Guatemala	10.33%
Chile	7.18%
Brazil	9.13%

Although Ambev believes that its judgments, assumptions and estimates are appropriate, actual results may
differ from these estimates based on different assumptions or in market or macroeconomic conditions.